Shareholder Report, Line Graph (Details) B856921_Direxion Daily S-P 500 Bear 1X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Jun. 08, 2016	Oct. 31, 2025
Direxion Daily S&P 500® Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily S&P 500® Bear 1X Shares NAV
Accumulated Value	$ 3,260	$ 4,139	$ 4,279	$ 3,791	$ 5,510	$ 6,715	$ 7,537	$ 7,996	$ 9,825	$ 10,000	$ 2,822
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 31,329	$ 22,699	$ 20,609	$ 24,135	$ 16,888	$ 15,393	$ 13,464	$ 12,543	$ 10,145	$ 10,000	$ 38,049